Property, Plant And Equipment (Details) (USD $)																					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Quarry Land [Member]	Dec. 31, 2011 Quarry Land [Member]	Dec. 31, 2012 Other Land [Member]	Dec. 31, 2011 Other Land [Member]	Dec. 31, 2012 Building Improvements [Member]	Dec. 31, 2011 Building Improvements [Member]	Dec. 31, 2012 Cement Manufacturing Equipment [Member]	Dec. 31, 2011 Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Ancillary Equipment [Member]	Dec. 31, 2011 Ancillary Equipment [Member]	Dec. 31, 2012 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2011 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Transportation And Mobile Equipment [Member]	Dec. 31, 2011 Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2011 Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Construction In Process [Member]	Dec. 31, 2011 Construction In Process [Member]	Dec. 31, 2012 Maximum [Member] Building Improvements [Member]	Dec. 31, 2012 Maximum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Maximum [Member] Ancillary Equipment [Member]	Dec. 31, 2012 Maximum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Maximum [Member] Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Minimum [Member] Building Improvements [Member]	Dec. 31, 2012 Minimum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Minimum [Member] Ancillary Equipment [Member]	Dec. 31, 2012 Minimum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Minimum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Minimum [Member] Office Machinery, Equipment, Office Machinery, Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life																					39 years	25 years	10 years	15 years	7 years	10 years	15 years	15 years	5 years	5 years	3 years	3 years
Property, Plant and Equipment, Gross	$ 276,288,383	$ 269,147,009	$ 2,004,549	$ 2,004,549	$ 8,659,314	$ 8,611,090	$ 32,438,770	$ 32,308,167	$ 128,656,859	$ 125,998,453	$ 13,371,257	$ 13,279,851	$ 36,169,037	$ 35,550,946	$ 44,353,311	$ 43,355,665	$ 3,051,858	$ 2,897,792	$ 7,583,428	$ 5,140,496
Less - Accumulated depreciation and depletion	193,109,379	182,427,598
Property, Plant and Equipment, Net	$ 83,179,004	$ 86,719,411